INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Summary of the Company's net deferred tax asset

	December 31, 2022	December 31, 2021
Deferred tax assets:
Startup and organizational costs	$195,000	$—
Total deferred tax asset	195,000	—
Valuation allowance	(195,000)	—
Deferred tax asset, net of allowance	$—	$—

Schedule of income tax provision

	December 31, 2022	December 31, 2021
Federal
Current expense	$215,000	$—
Deferred benefit	(195,000)	—
Change in valuation allowance	195,000	—
Income tax provision	$215,000	$—

Schedule of reconciliation of the statutory federal income tax rate (benefit) to the Company's effective tax rate (benefit)

	Year Ended December 31,
	2022		2021
Income tax at statutory rate	18,734	21.0%	—	—%
Change in valuation allowance	195,000	218.6%	—	—%
Other	1,266	1.4%	—	—%
Income tax expense	215,000	241%	—	—%